Management of Capital - Detailed Information about Capital of Company (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Shareholders' equity	$ 9,875	$ 14,184	$ 13,415
Debt	2,867	2,483
Total	12,742	16,667
Less: Cash and cash equivalents	(134)	(186)	$ (157)
Short term investments	(38)	(48)
Total borrowings	$ 12,570	$ 16,433